Note 22 - Noncontrolling Interests (Details) - Noncontrolling Interests (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Sep. 30, 2013
Redeemable Noncontrolling Interest [Line Items]
Balance	$ 14,646,352	$ 751,368	$ (104,908)
Business restructure	613,915
Dividends paid to noncontrolling interest	(1,030,012)
Changes in ownership of subsidiaries		(778,815)
Capital injection from noncontrolling interests		1,397,616
Share-based compensation	158,696	74,376	89,256
Net income (loss)	(3,462,879)	399,238	(104,940)
Balance	10,926,072	14,646,352	751,368
Precious Metal Trading Services [Member] | CFO Tahoe [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions		9,508,295
Precious Metal Trading Services [Member] | Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Redeemable Noncontrolling Interest [Line Items]
Capital injection from noncontrolling interests		1,405,963
Precious Metal Trading Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance	11,970,580
Business restructure	(2,569,160)
Dividends paid to noncontrolling interest	(1,030,012)
Share-based compensation	158,696
Net income (loss)	2,463,956	1,056,322
Balance	10,994,060	11,970,580
Investment Advisory Services [Member] | Noncontrolling Interest Not Including Additional Paid In Capital [Member] | CFO East Win [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions		586,954
Investment Advisory Services [Member] | CFO East Win [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions			871,960
Investment Advisory Services [Member] | Champion Connection [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions		1,760,861
Investment Advisory Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance	2,906,331	688,062
Business restructure	2,384,519
Changes in ownership of subsidiaries		289,656
Net income (loss)	(5,290,850)	(419,202)	(183,898)
Balance		2,906,331	688,062
Institutional Subscription Services [Member] | Champion Connection [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions		938,112
Institutional Subscription Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance	(194,944)
Business restructure	786,355
Changes in ownership of subsidiaries		(1,068,471)
Net income (loss)	(591,411)	(64,585)
Balance		(194,944)
iSTAR Financial Holdings Brokerage Services [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance	(35,615)	63,306	(104,908)
Share-based compensation		74,376	89,256
Net income (loss)	3,936	(173,297)	78,958
Balance	(31,679)	(35,615)	63,306
Other Segments [Member]
Redeemable Noncontrolling Interest [Line Items]
Business restructure	12,201
Net income (loss)	(48,510)
Balance	(36,309)
Noncontrolling Interest Not Including Additional Paid In Capital [Member] | CFO East Win [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions		586,954
CFO East Win [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions			871,960	871,960
CFO Tahoe [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions		9,508,295			9,508,295
Champion Connection [Member]
Redeemable Noncontrolling Interest [Line Items]
Acquisitions		2,698,973
Noncontrolling Interest Not Including Additional Paid In Capital [Member]
Redeemable Noncontrolling Interest [Line Items]
Capital injection from noncontrolling interests		$ 1,405,963